Earnings Per Share (Details) - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	1,315	1,000	71,161
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	589,658	267,236	1,750
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	43,002